Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense [Abstract]
Domestic (Israel)
Foreign	24	6	16
Total current income tax expense	24	6	16
Domestic (Israel)
Foreign	97
Total deferred income tax expense	97
Income tax expense	$ 121	$ 6	$ 16